Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay-Versus-Performance Disclosure

As required by Item 402(v) of Regulation S-K, the Company is providing the following information regarding the relationship between executive compensation and the Company’s financial performance for each of the five years in the period ended December 31, 2025.

The following table summarizes compensation values reported in the Summary Compensation Table for our CEO and the average for our other NEOs, as compared to “compensation actually paid” or “CAP” (calculated in accordance with the SEC’s valuation rules) and the Company’s financial performance for the years ended December 31, 2025, 2024, 2023, 2022 and 2021:

					Value of Initial Fixed $100 Investment Based On:		Stated in Millions
Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)(5)	Average Summary Compensation Table Total for Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (2)(5)	Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Income	ROIC Percentile Rank (4)
2025	4,980,491	3,323,257	1,382,480	1,260,841	61.22	180.69	30,391	68th
2024	5,718,312	6,501,236	1,644,650	1,996,148	47.12	100.52	32,153	52nd
2023	7,988,083	3,867,277	1,940,393	1,182,476	47.94	112.82	37,025	81st
2022	6,406,396	4,556,233	1,602,578	1,251,954	54.77	110.75	19,658	72nd
2021	6,548,130	3,511,963	1,512,288	790,566	60.07	69.56	20,219	100th
(1)
For each year listed the CEO is Mr. Bruno and the non-CEO NEOs are Messrs. Hill, and Tattoli and Ms. Gresham.
(2)
The values in this column disclose the amount of compensation actually paid calculated in accordance with SEC rules. These amounts do not reflect the actual amounts of compensation paid to our NEOs during the respective year. More detailed tables follow these footnotes to explain the adjustments that were made to the Summary Compensation Table values.
(3)
The values in this column disclose the cumulative total shareholder return of the Philadelphia Oil Service Index (“OSX”) as of December 31 for each respective year.
(4)
ROIC is the most important performance condition associated with NEO equity incentive compensation that is not otherwise required to be disclosed in this table. ROIC percentile rank reflects proforma adjustments for extraordinary events occurring in 2022. ROIC is based on Bloomberg's calculation on the trailing four quarters from the most recently reported quarter and the average of the balance sheet of the most recent reported quarter with the balance sheet from twelve months prior.
(5)
There are no pension-related adjustments required for our CEO or other NEOs during any of the fiscal years included in this table.

The following tables contain a breakdown of the “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to Other NEOs” included in the table above.

2025
CEO SUMMARY COMPENSATION TABLE TOTALS	4,980,491
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table (1)	(3,505,105)
Fair value at year end of equity awards granted during the year	3,236,113
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(292,655)
Change in fair value of equity awards granted in prior years that vested as of the end of the year	(1,095,587)
Equity awards granted in prior years that were forfeited during the year	—
Dividends or other earnings paid on equity awards during the year	—
Total Equity Award Related Adjustments	(1,657,234)
COMPENSATION ACTUALLY PAID TOTALS	3,323,257
(1)
The value is calculated based on grant date fair value of the equity awards granted to our CEO, Mr. Bruno. See the Summary Compensation Table for details.

2025
NON-CEO NEOS SUMMARY COMPENSATION TABLE TOTALS	1,382,480
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table (1)	(775,732)
Fair value at year end of equity awards granted during the year	716,200
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(49,041)
Change in fair value of equity awards granted in prior years that vested as of the end of the year	(13,067)
Equity awards granted in prior years that were forfeited during the year	—
Dividends or other earnings paid on equity awards during the year	—
Total Equity Award Related Adjustments	(121,639)
COMPENSATION ACTUALLY PAID TOTALS	1,260,841
(1)
The values in this row are calculated based on grant date fair value of the equity awards granted to our other NEOs (other than the CEO) for the respective year. See the Summary Compensation Table for details.

Company Selected Measure Name	ROIC
Named Executive Officers, Footnote	(1) For each year listed the CEO is Mr. Bruno and the non-CEO NEOs are Messrs. Hill, and Tattoli and Ms. Gresham.
Peer Group Issuers, Footnote	(3) The values in this column disclose the cumulative total shareholder return of the Philadelphia Oil Service Index (“OSX”) as of December 31 for each respective year.
PEO Total Compensation Amount	$ 4,980,491	$ 5,718,312	$ 7,988,083	$ 6,406,396	$ 6,548,130
PEO Actually Paid Compensation Amount	$ 3,323,257	6,501,236	3,867,277	4,556,233	3,511,963
Adjustment To PEO Compensation, Footnote

The following tables contain a breakdown of the “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to Other NEOs” included in the table above.

2025
CEO SUMMARY COMPENSATION TABLE TOTALS	4,980,491
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table (1)	(3,505,105)
Fair value at year end of equity awards granted during the year	3,236,113
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(292,655)
Change in fair value of equity awards granted in prior years that vested as of the end of the year	(1,095,587)
Equity awards granted in prior years that were forfeited during the year	—
Dividends or other earnings paid on equity awards during the year	—
Total Equity Award Related Adjustments	(1,657,234)
COMPENSATION ACTUALLY PAID TOTALS	3,323,257
(1)
The value is calculated based on grant date fair value of the equity awards granted to our CEO, Mr. Bruno. See the Summary Compensation Table for details.

Non-PEO NEO Average Total Compensation Amount	$ 1,382,480	1,644,650	1,940,393	1,602,578	1,512,288
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,260,841	1,996,148	1,182,476	1,251,954	790,566
Adjustment to Non-PEO NEO Compensation Footnote

2025
NON-CEO NEOS SUMMARY COMPENSATION TABLE TOTALS	1,382,480
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table (1)	(775,732)
Fair value at year end of equity awards granted during the year	716,200
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(49,041)
Change in fair value of equity awards granted in prior years that vested as of the end of the year	(13,067)
Equity awards granted in prior years that were forfeited during the year	—
Dividends or other earnings paid on equity awards during the year	—
Total Equity Award Related Adjustments	(121,639)
COMPENSATION ACTUALLY PAID TOTALS	1,260,841
(1)
The values in this row are calculated based on grant date fair value of the equity awards granted to our other NEOs (other than the CEO) for the respective year. See the Summary Compensation Table for details.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following table contains the five most important financial performance measures used by our Compensation Committee to link “compensation actually paid” to our CEO and other NEOs in 2025 with Company performance. Each of these performance measures are discussed further herein above.

Most Important Performance Measures
End of Performance Period ROIC Percentile Rank
Revenue Growth
Expansion of Operating Margins
EPS Growth
Total Shareholder Return

Total Shareholder Return Amount	$ 61.22	$ 47.12	$ 47.94	$ 54.77	$ 60.07
Company Selected Measure Amount	0.68	0.52	0.81	0.72	1
PEO Name	Mr. Bruno	Mr. Bruno	Mr. Bruno	Mr. Bruno	Mr. Bruno
Net Income (Loss)	$ 30,391,000,000	$ 32,153,000,000	$ 37,025,000,000	$ 19,658,000,000	$ 20,219,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	End of Performance Period ROIC Percentile Rank
Non-GAAP Measure Description
(4)
ROIC is the most important performance condition associated with NEO equity incentive compensation that is not otherwise required to be disclosed in this table. ROIC percentile rank reflects proforma adjustments for extraordinary events occurring in 2022. ROIC is based on Bloomberg's calculation on the trailing four quarters from the most recently reported quarter and the average of the balance sheet of the most recent reported quarter with the balance sheet from twelve months prior.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Expansion of Operating Margins
Measure:: 4
Pay vs Performance Disclosure
Name	EPS Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return
OSX Total Shareholder Return [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	$ 180.69	$ 100.52	$ 112.82	$ 110.75	$ 69.56
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,657,234)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,505,105)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,236,113
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(292,655)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,095,587)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(121,639)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(775,732)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	716,200
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,041)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,067)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0